Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	PLAYERS NETWORK
Entity Central Index Key	0001037131
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 7,492	$ 49,208	$ 812,245
Accounts receivable, net of allowance for doubtful accounts of $0 and $240 and $5,000, at September 30, 2012 and December 31, 2011 and 2010, respectively	10,000	4,000	12,432
Deferred television costs	162,001
Prepaid expenses	125	15,082
Total current assets	179,618	68,290	824,677
Fixed assets, net	91,440	113,561	463
Debt issuance costs	5,276	0
Total assets	276,334	181,851	825,140
Current liabilities:
Accounts payable	591,124	581,970	554,785
Accrued expenses	205,650	209,183	417,759
Deferred revenues	205,000	92,405
Current maturities of long term debt			28,000
Convertible debentures, net of discounts of $157,003 and $-0- at September 30, 2012 and December 31, 2011, respectively	25,997
Short term debt	35,000	35,000
Derivative liabilities	357,860
Total current liabilities	1,420,631	918,558	1,000,544
Total liabilities	1,420,631	918,558	1,000,544
Stockholders' (Deficit):
Common stock, $0.001 par value, 150,000,000 shares authorized; 66,595,379 and 61,131,390 and 59,534,226 shares issued and outstanding at September 30, 2012 and December 31, 2011 and 2010, respectively	66,595	61,131	59,535
Additional paid-in capital	20,403,896	19,927,741	19,309,159
Accumulated (deficit)	(21,621,137)	(20,731,928)	(19,550,447)
Total stockholders' (Deficit)	(1,144,297)	(736,707)	(175,404)
Total liabilities and stockholders' (Deficit)	276,334	181,851	825,140
Series A Preferred Stock
Stockholders' (Deficit):
Preferred stock: Series A preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding; Series B preferred stock, $0.001 par value, 10,873,347 shares authorized; 4,349,339 shares issued and outstanding	2,000	2,000	2,000
Series B Preferred Stock
Stockholders' (Deficit):
Preferred stock: Series A preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding; Series B preferred stock, $0.001 par value, 10,873,347 shares authorized; 4,349,339 shares issued and outstanding	$ 4,349	$ 4,349	$ 4,349

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 0	$ 240	$ 5,000
Convertible debentures, net of discounts	$ 157,003	$ 0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares Issued	66,595,379	61,131,390	59,534,226
Common Stock, Shares Outstanding	66,595,379	61,131,390	59,534,226
Series A Preferred Stock
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	2,000,000	2,000,000	2,000,000
Preferred Stock Shares Issued	2,000,000	2,000,000	2,000,000
Preferred Stock Shares Outstanding	2,000,000	2,000,000	2,000,000
Series B Preferred Stock
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,873,347	10,873,347	10,873,347
Preferred Stock Shares Issued	4,349,339	4,349,339	4,349,339
Preferred Stock Shares Outstanding	4,349,339	4,349,339	4,349,339

CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Network					$ 68,481	$ 11,474
Production and other					6,886	52,257
Revenue	11,254	12,207	41,953	50,820	75,367	63,731
Expenses:
Direct operating costs	46,302	70,153	95,678	278,043	328,640	722,237
General and administrative	94,550	126,438	324,697	409,427	252,412	469,933
Officer salaries	85,450	142,974	256,350	334,038	477,854	507,220
Salaries and wages	19,649	22,548	59,342	63,681	80,332	84,688
Board of director services					50,501	17,399
Rent					33,615	26,000
Bad debts (recoveries)	(10,000)		(240)
Depreciation and amortization	5,736	1,306	17,209	2,420	8,725	610
Total operating expenses	241,687	363,419	753,036	1,087,609	1,232,079	1,828,087
Net operating loss	(230,433)	(351,212)	(711,083)	(1,036,789)	(1,156,712)	(1,764,356)
Other income (expense):
Other income	2,221	0	23,520	17,115
Gain on sale of fixed assets	0	0	5,250	0
Interest Income	0	302	0	623
Interest (expense)	(24,134)	(253)	(32,036)	(835)	(1,145)	(3,911)
Change in derivative liabilities	20,080	0	(174,860)	0
Bad debts expense					(15,240)	(1,000)
Impairment of cost method investment					(25,499)
Forgiveness of debt					17,115	77,057
Total other income (expense)	(1,833)	49	(178,126)	16,903	(24,769)	72,146
Net loss	$ (232,266)	$ (351,163)	$ (889,209)	$ (1,019,886)	$ (1,181,481)	$ (1,692,210)
Weighted average number of common shares outstanding - basic and fully diluted	66,315,764	60,628,990	64,352,286	60,071,857	60,219,637	56,355,887
Net income (loss) per share - basic and fully diluted	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Dec. 31, 2009	$ 2,000		$ 48,785	$ 16,919,674	$ (17,858,237)	$ (887,778)
Balance, shares at Dec. 31, 2009	2,000,000		48,784,659
Shares issued for cash		4,349		995,651
Shares issued for cash, shares		4,349,339
Shares issued for cash			3,553	237,967		1,000,000
Shares issued for cash, shares			3,552,780
Shares issued for cash, related party						241,250
Shares issued for services			5,772	721,976		727,748
Shares issued for services, shares			5,771,787
Shares issued for compensation, related party			1,425	115,825		117,250
Shares issued for compensation, related party, shares			1,425,000
Options granted for compensation, related party				318,336		318,336
Net (loss) for the year					(1,692,210)	(1,692,210)
Balance at Dec. 31, 2010	2,000	4,349	59,535	19,309,159	(19,550,447)	(175,404)
Balance, shares at Dec. 31, 2010	2,000,000	4,349,339	59,534,226
Shares issued for cash, related party			869	199,131		200,000
Shares issued for cash, related party, shares			869,565
Shares cancelled for non-performance of services			(1,590)	1,590
Shares cancelled for non-performance of services, shares			(1,590,000)
Shares issued for services			1,108	148,809		149,917
Shares issued for services, shares			1,108,334
Shares issued for compensation, related party			1,209	97,649		98,858
Shares issued for compensation, related party, shares			1,209,265
Options granted for services				15,243		15,243
Options granted for compensation, related party				156,160		156,160
Net (loss) for the year					(1,181,481)	(1,181,481)
Balance at Dec. 31, 2011	$ 2,000	$ 4,349	$ 61,131	$ 19,927,741	$ (20,731,928)	$ (736,707)
Balance, shares at Dec. 31, 2011	2,000,000	4,349,339	61,131,390

CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (889,209)	$ (1,019,886)	$ (1,181,481)	$ (1,692,210)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Bad debts expense (recoveries)	(240)	0	15,240
Impairment of cost method investment			25,499
Depreciation and amortization	17,209	2,420	8,725	610
Gain on sale of fixed assets	(5,250)	0
Forgiveness of Debt Cash Flows	0	(17,115)	(17,115)	(64,767)
Change in fair market value of derivative liabilites	174,860	0
Amortization of convertible note payable discounts	25,997	0
Amortization of debt issuance costs	1,224	0
Stock issued for services	234,165	128,583	149,917	678,038
Stock issued for compensation, related party	177,243	79,800	98,858	117,250
(Gain) loss on stock issued for debt				(12,290)
Options and warrants granted for services	8,404	15,243	15,243	318,336
Options and warrants granted for services, related party	16,807	113,814	156,160
Decrease (increase) in assets:
Accounts receivable	(5,760)	8,831	13,192	(8,932)
Deferred television costs	(162,001)	0
Prepaid expenses	14,957	(16,325)	(15,082)	1,000
Interest receivable	0	(623)
Increase (decrease) in liabilities:
Checks written in excess of deposits				(1,719)
Deferred revenues	112,595	41,429	92,405	(5,000)
Accounts payable	9,154	13,910	29,341	165,571
Accrued expenses	(3,533)	(25,625)	(203,617)	75,108
Net cash used in operating activities	(273,378)	(675,544)	(812,715)	(429,005)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of investment in note receivable	0	(20,000)	(20,000)
Payments for cost method investments			(25,499)
Payment on equity method investments	0	(25,499)
Proceeds from sale of fixed assets	10,162	0
Purchase of fixed assets	0	(120,638)	(121,823)
Net cash used in investing activities	10,162	(166,137)	(167,322)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debentures	183,000	0
Proceeds from long term debt			35,000	5,300
Repayment of long term debt	0	(18,000)	(18,000)	(5,300)
Payments on debt issuance costs	(6,500)	0
Proceeds from sale of series B preferred stock				1,000,000
Proceeds from sale of common stock	25,000	0		241,250
Proceeds from sale of common stock, related party	20,000	200,000	200,000
Net cash provided by financing activities	221,500	182,000	217,000	1,241,250
Net increase (decrease) in cash	(41,716)	(659,681)	(763,037)	812,245
Cash, beginning	49,208	812,245	812,245
Cash, ending	7,492	152,564	49,208	812,245
Supplemental disclosures:
Interest paid	655	623
Income taxes paid	0	0
Non-cash investing and financing activities:
Value of debt discount	183,000	0
Cancellation of shares of common stock, 361,765 shares	$ 362

CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended
Sep. 30, 2012
Statement of Cash Flows [Abstract]
Cancellation of shares of common stock, 361,765 shares	361,765

Note 1 - Basis of Presentation	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Note 1 - Basis of Presentation

Note 1 – Basis of Presentation

The interim condensed financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to not make the information presented misleading.

These statements reflect all adjustments, which in the opinion of management, are necessary for fair presentation of the information contained therein. Except as otherwise disclosed, all such adjustments are of a normal recurring nature. It is suggested that these interim condensed financial statements be read in conjunction with the financial statements of the Company for the year ended December 31, 2011 and notes thereto included in the Company's 10-K annual report. The Company follows the same accounting policies in the preparation of interim reports.

Reclassifications

Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation.

Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein. The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments. The Company had no other items that required fair value measurement on a recurring basis.

Cost Method of Accounting for Investments

Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company’s share of the earnings or losses of such Investee companies is not included in the Balance Sheet or Statement of Operations. However, impairment charges are recognized in the Statement of Operations. If circumstances suggest that the value of the Investee Company has subsequently recovered, such recovery is not recorded. Impairment analysis on our investments which are accounted for on the cost method of accounting resulted in complete impairment at December 31, 2011.

Revenue Recognition

The Company recognizes revenue from its internet television platform from internally generated products and from partnered merchants when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. These criteria are met when the customers purchase a product or access a web-based video, the product or web-based video has been electronically delivered to the purchaser and payment has been received. At that time, the Company's obligations to the customer is substantially complete. The Company records the net amount it retains from the sale of items from its internet television platform after paying any agreed upon percentage of the purchase price to the featured advertising merchant excluding any applicable taxes. Revenue is recorded on a net basis because the Company is acting as an agent of the partnered merchant in the transaction. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Network revenue consists of monthly network broadcast subscription revenue, which is recognized over the period in which the subscription service is available. Broadcast television advertising revenue is recognized when advertisements are aired. Video production revenue is recognized as digital video film is completed and accepted by the customer and collection is reasonably assured.

Revenue from the distribution of domestic television series is recognized as earned using the following criteria:

·	Persuasive evidence of an arrangement exists;

·	The show/episode is complete, and in accordance with the terms of the arrangement, has been delivered or is available for immediate and unconditional delivery;

·	The license period has begun and the customer can begin its exploitation, exhibition or sale;

·	The price to the customer is fixed and determinable; and

·	Collectability is reasonably assured.

Due to practical limitations applicable to operating relationships with On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has not recognize such revenue unless payment has been received.

Audio/Video content licensing revenues were recognized when the underlying royalties from the sales of the related products were earned. The Company recognized minimum revenue guarantees, if any, ratably over the term of the license or as earned royalties based on actual sales of the related products, if greater.

Deferred revenues consist of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
Deferred revenues on television pilot episodes	$205,000	$55,000
Deferred revenues on audio/video content licensing	-	37,405
Total deferred revenues	$205,000	$92,405

Derivative Liability

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date. We analyzed the derivative financial instruments (the Convertible Note and tainted Warrant), in accordance with ASC 815. The objective is to provide guidance for determining whether an equity-linked financial instrument is indexed to an entity’s own stock. This determination is needed for a scope exception which would enable a derivative instrument to be accounted for under the accrual method. The classification of a non-derivative instrument that falls within the scope of ASC 815-40-05 “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock” also hinges on whether the instrument is indexed to an entity’s own stock. A non-derivative instrument that is not indexed to an entity’s own stock cannot be classified as equity and must be accounted for as a liability. There is a two-step approach in determining whether an instrument or embedded feature is indexed to an entity’s own stock. First, the instrument's contingent exercise provisions, if any, must be evaluated, followed by an evaluation of the instrument's settlement provisions. The Company utilized multinomial lattice models that value the derivative liability within the notes based on a probability weighted discounted cash flow model. The Company utilized the fair value standard set forth by the Financial Accounting Standards Board, defined as the amount at which the assets (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Deferred Television Costs

Deferred television costs as of September 30, 2012, included direct production and development costs stated at the lower of cost or net realizable value based on anticipated revenue. Production overhead is not included as the Company outsources its production costs to third party vendors. Capitalized television production costs for each pilot episode are to be expensed as revenues are recognized upon delivery and acceptance of the completed pilot episodes using the individual-film-forecast-computation method for each television show produced. The Company has not recognized revenues from the creation of these pilot episodes yet. Accordingly, no production costs have been expensed as of September 30, 2012.

Deferred television costs consist of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
Development and pre-production costs	$20,000	$–
In-production	83,476	–
Post production	58,525	–
Total deferred television costs	$162,001	$–

Due to practical limitations applicable to monetizing our developed content over On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has expensed production costs related to the development of our On-Demand and internet-based content as incurred.

Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

1a. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
1a. Summary of Significant Accounting Policies
Note 1 - Summary of Significant Accounting Policies

Players Network (PNTV) was incorporated in the State of Nevada in March of 1993. Our business for most of our existence has been the ownership and operation of a digital 24-hour Video On Demand and Broadband gaming and entertainment television network called "PLAYERS NETWORK," which specializes in producing television programming to serve the gaming industry. Our programming is broadcast directly into 30 million cable and satellite homes and available worldwide through broadband internet. The Company operates three separate channels, Players Network, which focuses on gaming lifestyle, Vegas On Demand, which involves the Las Vegas lifestyle and entertainment experience, and Sexy Sin City TV which covers the sexy side of Las Vegas.

In addition to the PLAYERS NETWORK, gaming and Las Vegas related content, the Company has launched its own internet television platform that incubates several other program categories that have their own brand and appeal to new audiences. The Company's internet television platform includes advertising and sponsorship sales, web-based merchandise transactions, online memberships, Pay-Per-View and syndication activities.

Reclassifications
Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
PNTV maintains cash balances in non-interest-bearing transaction accounts, which do not currently exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents on hand at December 31, 2011 and 2010.

Income Taxes
PNTV recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. PNTV provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Segment Reporting
Under FASB ASC 280-10-50, the Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Fair Value of Financial Instruments
Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company's financial statements as reflected herein. The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments. The Company had no other items that required fair value measurement on a recurring basis.

Cost Method of Accounting for Investments
Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company's share of the earnings or losses of such Investee companies is not included in the Balance Sheet or Statement of Operations. However, impairment charges are recognized in the Statement of Operations. If circumstances suggest that the value of the Investee Company has subsequently recovered, such recovery is not recorded. Impairment analysis on our investments which are accounted for on the cost method of accounting resulted in impairment expense of $25,499 and accordingly, has been expensed in our statement of operations for the year ended December 31, 2011.

Revenue Recognition
The Company recognizes revenue from its internet television platform from internally generated products and from partnered merchants when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. These criteria are met when the customers purchase a product or access a web-based video, the product or web-based video has been electronically delivered to the purchaser and payment has been received. At that time, the Company's obligations to the customer is substantially complete. The Company records the net amount it retains from the sale of items from its internet television platform after paying any agreed upon percentage of the purchase price to the featured advertising merchant excluding any applicable taxes. Revenue is recorded on a net basis because the Company is acting as an agent of the partnered merchant in the transaction. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Network revenue consists of monthly network broadcast subscription revenue, which is recognized over the period in which the subscription service is available. Broadcast television advertising revenue is recognized when advertisements are aired. Video production revenue is recognized as digital video film is completed and accepted by the customer and collection is reasonably assured.

Fixed Assets
Fixed assets are stated at the lower of cost or estimated net recoverable amount. The cost of property, plant and equipment is depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based on the following life expectancy:

Video filming and broadcast equipment	10 years
Computer and office equipment	3-7 years

Repairs and maintenance expenditures are charged to operations as incurred. Major improvements and replacements, which have extend the useful life of an asset, are capitalized and depreciated over the remaining estimated useful life of the asset. When assets are retired or sold, the cost and related accumulated depreciation and amortization are eliminated and any resulting gain or loss is reflected in operations.

Impairment of Long-Lived Assets
Long-lived assets held and used by PNTV are reviewed for possible impairment whenever events or circumstances indicate the carrying amount of an asset may not be recoverable or is impaired. Recoverability is assessed using undiscounted cash flows based upon historical results and current projections of earnings before interest and taxes. Impairment is measured using discounted cash flows of future operating results based upon a rate that corresponds to the cost of capital. Impairments are recognized in operating results to the extent that carrying value exceeds discounted cash flows of future operations. PNTV did not recognize any impairment losses on the disposal of fixed assets during 2011 and 2010.

Advertising Costs
The Company expenses the cost of advertising and promotions as incurred. Advertising and promotions expense was $93,999 and $48,000 for the years ended December 31, 2011 and 2010, respectively.

Website Development Costs
The Company accounts for website development costs in accordance with ASC 350-50, "Accounting for Website Development Costs" ("ASC 350-50"), wherein website development costs are segregated into three activities:

1)	Initial stage (planning), whereby the related costs are expensed.

2)
Development (web application, infrastructure, graphics), whereby the related costs are capitalized and amortized once the website is ready for use. Costs for development content of the website may be expensed or capitalized depending on the circumstances of the expenditures.

3)
Post-implementation (after site is up and running: security, training, admin), whereby the related costs are expensed as incurred. Upgrades are usually expensed, unless they add additional functionality.

The Company capitalized a total of $99,880 of website development costs during the year ended December 31, 2011 related to its internet television platform which have been incurred pursuant to the development stage. No website development costs were incurred during the year ended December 31, 2010.

Allowance for Doubtful Accounts
We generate the majority of our revenues and corresponding accounts receivable from video production services on a project basis and subscriptions for video content. We evaluate the collectability of our accounts receivable considering a combination of factors. In circumstances where we are aware of a specific customer's inability to meet its financial obligations to us, we record a specific reserve for bad debts against amounts due in order to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we recognize reserves for bad debts based on past write-off experience and the length of time the receivables are past due. Bad debts expense was $15,240 and $1,000 for the years ended December 31, 2011 and 2010, respectively.

Basic and Diluted Loss Per Share
The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For 2011 and 2010, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Stock-Based Compensation
The Company adopted FASB guidance on stock based compensation on January 1, 2006. Under FASB ASC 718-10-30-2, all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. Pro forma disclosure is no longer an alternative. Stock and stock options issued for services and compensation totaled $420,178 and $1,113,624 for the years ended December 31, 2011 and 2010, respectively.

Uncertain Tax Positions
In accordance with ASC 740, "Income Taxes" ("ASC 740"), the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be capable of withstanding examination by the taxing authorities based on the technical merits of the position. These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Various taxing authorities periodically audit the Company's income tax returns. These audits include questions regarding the Company's tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities.

The assessment of the Company's tax position relies on the judgment of management to estimate the exposures associated with the Company's various filing positions.

Various taxing authorities periodically audit the Company's income tax returns. These audits include questions regarding the Company's tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities.

The assessment of the Company's tax position relies on the judgment of management to estimate the exposures associated with the Company's various filing positions.

Recent Accounting Pronouncements
In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on our financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. ASU 2011-04 will become effective for the Company on January 1, 2012. We are currently evaluating ASU 2011-04 and have not yet determined the impact that adoption will have on our financial statements.

In April 2011, the FASB issued ASU 2011-02, "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring". This amendment explains which modifications constitute troubled debt restructurings ("TDR"). Under the new guidance, the definition of a troubled debt restructuring remains essentially unchanged, and for a loan modification to be considered a TDR, certain basic criteria must still be met. For public companies, the new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructuring occurring on or after the beginning of the fiscal year of adoption. The Company does not expect that the guidance effective in future periods will have a material impact on its financial statements.

Note 2 - Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 2 - Going Concern

As shown in the accompanying condensed financial statements, the Company has incurred recurring losses from operations resulting in an accumulated deficit of ($21,621,137), and as of September 30, 2012, the Company’s current liabilities exceeded its current assets by $1,241,013 and its total liabilities exceeded its total assets by $1,144,297. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management is actively pursuing new ventures to increase revenues. In addition, the Company is currently seeking additional sources of capital to fund short term operations. Management believes these factors will contribute toward achieving profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 - Going Concern

As shown in the accompanying financial statements, the Company has incurred recurring losses from operations resulting in an accumulated deficit of ($20,731,928), and as of December 31, 2011, the Company's current liabilities exceeded its current assets by $850,268 and its total liabilities exceeded its total assets by $736,707. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management is actively pursuing new ventures to increase revenues. In addition, the Company is currently seeking additional sources of capital to fund short term operations. Management believes these factors will contribute toward achieving profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company's ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 3 - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Note 3 - Related Party

Officers

On July 10, 2012 the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Officer compensation expense was $256,350 and $334,038 at September 30, 2012 and 2011, respectively. The balance owed was $51,160 and $68,007 at September 30, 2012 and 2011, respectively.

Board of Directors

On February 29, 2012, the Company’s Board of Directors granted fully vested cashless common stock options to purchase 300,000 shares of the Company’s common stock over a three year period to one of the Company’s Directors as a compensation bonus. The options are exercisable until February 29, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Officer and Director Departures

On May 16, 2012 the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s former Officers.

On January 13, 2012, Paul Chachko resigned as Chairman of the Board of Directors and Mark Bradley resumed the position. Pursuant to his departure 999,000 common stock options were forfeited.

On January 18, 2012, Merrill Brown resigned as Director.

On March 12, 2012, Peter Heumiller resigned as President and COO. Pursuant to his departure he purchased certain equipment at the net book value, which approximated fair value for a total of $4,912. He also repaid a total of $11,299 of previously reimbursed moving costs and general expenses. In addition, Mr. Heumiller forfeited all unearned common stock grants and options, effective January 1, 2012. On May 16, 2012, a total of 361,765 of shares of common stock previously granted and delivered to Mr. Heumiller were voluntarily returned to treasury and cancelled.

Note 3 - Related Party

Officers
On September 30, 2011, the Company's Board of Directors granted 1,200,000 restricted shares of the Company's common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus, vesting in 1/17th monthly increments over the remaining term of Mr. Heumiller's employment agreement. The total fair value of the common stock was $108,000 based on the closing price of the Company's common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $19,059 of compensation expense during the year ended December 31, 2011. The Company issued 211,765 vested shares on December 30, 2011. The Company issued 211,765 vested shares on December 30, 2011. The total fair value of the common stock was $18,848 based on the closing price of the Company's common stock on the date of grant. Mr. Heumiller resigned on January 1, 2012 and the remaining unvested shares were forfeited.

On August 26, 2011 the Company's Board of Directors granted the issuance of 100,000 shares of restricted common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011, the Company's Board of Directors granted fully vested cashless common stock options to purchase 100,000 shares of the Company's common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus. The options were exercisable until August 26, 2013 at an exercise price of $0.15 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $3,871 and was recognized as compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On August 26, 2011 the Company's Board of Directors granted the issuance of 897,500 shares of restricted common stock to the Company's CEO as payment on accrued compensation. The total fair value of the common stock was $71,800 based on the closing price of the Company's common stock on the date of grant.

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company's CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company's closing stock price on the date of sale was $0.17 per share.

On March 1, 2011 Peter Heumiller was appointed President and COO. As President and COO, Mr. Heumiller was compensated at an annualized base salary of $90,000 per year pursuant to a two year employment agreement. In addition, Mr. Heumiller was entitled to a quarterly bonus based on the Company's net revenues at various amounts between $7,500 and $22,500 based on net quarterly revenues from $300,000 to $600,000 and above. Mr. Heumiller resigned on January 1, 2011.

On March 2, 2011, the Company's Board of Directors granted Mr. Heumiller common stock options to purchase 1,200,000 shares of the Company's common stock at an exercise price of $0.25 per share (the "Option"), vesting in 1/24th monthly increments over the two year term of the employment agreement. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 194% and a call option value of $0.1467, was $175,993, and was amortized over the life of the options. The Company recognized $73,330 of compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options to the Company's CEO as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options to the Company's President of Programming as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

Officer compensation expense was $477,854 and $507,220 at December 31, 2011 and 2010, respectively. The balance owed was $60,357 and $34,290 at December 31, 2011 and 2010, respectively.

Board of Directors
On November 8, 2011, the Company's Board of Directors appointed Merrill Brown, as a Director of the Company to fill an existing vacancy and to serve until his successor is duly elected and qualified. On January 17, 2012 Mr. Brown resigned.

On October 24, 2011, John English, one of the Company's Board of Directors resigned.

On September 22, 2011, the Company's Board of Directors appointed Paul Chachko, as a Director of the Company to fill an existing vacancy in accordance with the provisions of the Company's Series B Preferred Stock Award, in which the holders of the Company's Series B Preferred Stock have the right to designate or elect one of the Company's directors (the "Series B Director") to serve until his successor is duly elected and qualified. The Board also appointed Mr. Chachko as Chairman of the Board. Mark Bradley, the former Chairman of the Board will continue to serve as a member of the Board. On January 13, 2012 Mr. Chachko resigned and Mr. Bradley returned as Chairman of the Board.

On September 22, 2011, the Company's Board of Directors granted Mr. Chachko common stock options to purchase shares of the Company's common stock over a five year term in the amounts and at the exercise prices set forth below, which vest as follows subject to Mr. Chachko's continued service to the Company:

-
275,000 shares at the exercise price of price of $0.11 per share (the per share closing price on the day of grant), vesting in six equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0925, was $25,433;

-
225,000 shares at the exercise price of $0.14 per share, vesting in 12 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.914, was $20,568;

-
167,000 shares at the exercise price of price of $0.20 per share, vesting in 18 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0894, was $14,926;

-
166,000 shares at the exercise price of price of $0.20 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that the exercise of this Option is subject to the Company receiving financing of not less than $1,000,000 within 18 months after the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0880, was $14,614; and

-
166,000 shares at the exercise price of price of $0.25 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that this Option is exercisable only if the moving average of the Company's per share price is $0.25 or more for any six-month period after the first six months following the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0857, was $14,233.

The total fair value of the common stock options was $89,774, and was amortized over the vesting periods. The Company recognized $22,043 of compensation expense during the year ended December 31, 2011. Mr. Chachko resigned on January 13, 2012 and the options were forfeited unexercised.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

Note 4 - Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Note 4 - Fair Value of Financial Instruments

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company has convertible notes that must be measured under the new fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of September 30, 2012 and December 31, 2011:

	Fair Value Measurements at September 30, 2012
	Level 1	Level 2	Level 3
Assets
None	$–	$–	$–
Total assets	–	–	–
Liabilities
Convertible debentures, net of discounts of $157,003	–	–	25,997
Short term debt	–	35,000	–
Derivative liability	–	–	357,860
Total liabilities	–	35,000	383,857
	$–	$(35,000)	$(383,857)

Fair Value Measurements at December 31, 2011
	Level 1	Level 2	Level 3
Assets
None	$–	$–	$–
Total assets	–	–	–
Liabilities
None	–	–	–
Total liabilities	–	–	–
	$–	$–	$–

Note 4 - Fair Value of Financial Instruments

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company does not have any financial instruments that must be measured under the new fair value standard. The Company's financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balances sheet as of December 31, 2011 and 2010:

Fair Value Measurements at December 31, 2011
	Level 1	Level 2	Level 3
Assets
Notes receivable	$-	$-	$-
Investment accounted for under the cost method	-	-	-
	$-	$-	$-

Fair Value Measurements at December 31, 2010
	Level 1	Level 2	Level 3
Assets
None	$-	$-	$-
	$-	$-	$-

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs for the years ended December 31, 2011 and 2010.

Level 3 assets consist of Notes receivable as adjusted for a non-recurring $20,000 adjustment for the impairment due to uncertainties regarding the future economic benefit during the year ended December 31, 2011, and an Investment accounted for under the cost method as adjusted on December 31, 2011 for a non-recurring $25,499 impairment adjustment.

4a. Note Receivable	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
4a. Note Receivable
Note 5 - Note Receivable

On March 23, 2011 and April 20, 2011 we loaned $19,000 and $1,000, respectively, to iCandy, Inc. on an unsecured convertible promissory note carrying a 6% interest rate, maturing on May 11, 2012. In accordance with ASC 310-10-35-17, we applied normal loan review procedures and determined it was probable all amounts due from our loan would not be collected due to the financial condition of the debtor. As a result, we recognized impairment bad debts expense of $20,000 during the year ended December 31, 2011.

4b. Investments	12 Months Ended
Dec. 31, 2011
Schedule of Investments [Abstract]
4b. Investments
Note 6 - Investments

On May 11, 2011 we acquired a 10% interest in iCandy, Inc. ("ICI"), and a 10% interest in iCandy Burlesque, Inc. ("ICB"), Nevada entertainment companies that develop and operate a variety of entertainment shows in the United States, primarily in casinos within Las Vegas, NV and Atlantic City, NJ. We acquired the interests in exchange for $25,499 that was in turn spent on the development of a promotional video that will be distributed on our website. In addition, we agreed to pay a license fee of 20% of the adjusted gross revenues that we earn from the distribution and sales related to the promotional video content. No such revenues have been earned to date.

During the year ended December 31, 2011, we determined that our cost-method investment in iCandy, Inc. was impaired largely due to the current economic environment and changing business conditions from the time of the initial investment. As a result, we recorded charges of $25,499 in our statement of operations for the year ended December 31, 2011 to write-off our investment in iCandy, Inc.

Note 5 - Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Note 5 - Fixed Assets

Fixed assets consist of the following:

	September 30,	December 31
	2012	2011
Computers and office equipment	$15,627	$24,449
Website development costs	99,880	99,880
Total Fixed Assets	115,507	124,329
Less accumulated depreciation	(24,067)	(10,768)
	$91,440	$113,561

During the nine months ended September 30, 2012, we realized a gain on the sale of assets in the amount of $5,250 from total proceeds received of $10,162 received amongst two individuals for the sale of fixed assets with a combined carrying value of $4,912.

Depreciation expense totaled $17,209 and $2,420 for the periods ended September 30, 2012 and 2011, respectively.

Note 7 - Property and Equipment

Property and equipment consist of the following:

	December 31,
	2011	2010

Computers and office equipment	$24,449	$2,506
Website development costs	99,880	-
Less accumulated depreciation	(10,768)	(2,043)
	$113,561	$463

Depreciation expense totaled $8,725 and $610 for the years ended December 31, 2011 and 2010, respectively.

Note 6 - Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Note 6 - Accrued Expenses

As of September 30, 2012 and December 31, 2011 accrued expenses included the following:

	September 30,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	51,160	60,357
Accrued Payroll and Payroll Taxes	136,738	135,234
Accrued Interest	4,252	92
	$205,650	$209,183

Note 8 - Accrued Expenses

As of December 31, 2011 and December 31, 2010 accrued expenses included the following:

	December 31,	December 31,
	2011	2010
Customer Deposits	$13,500	$26,000
Accrued Payroll, Officers	60,357	34,290
Accrued Payroll and Payroll Taxes	135,234	352,510
Accrued Interest	92	4,959
	$209,183	$417,759

Note 7 - Convertible Debentures	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Note 7 - Convertible Debentures

Convertible debentures consist of the following at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2011
Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Third Asher Note”), matures on June 10, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.	$37,500	$–

Unsecured $50,000 convertible promissory note carries an 8% interest rate (“Continental Note”), matures on May 31, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy percent (70%) of the average of the three lowest reported daily sale or daily closing bid prices (whichever is the lower) for the Company’s common stock as reported on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded) during the thirty (30) trading days immediately preceding the Conversion Date, subject to adjustment as provided herein (including, without limitation, adjustment pursuant to Section 6), or a fixed conversion price of $0.001 per share, whichever is greater. Interest shall be due and payable, in arrears, on the last day of each month while any portion of the Principal Amount remains outstanding. The note carries a twenty two percent (16%) interest rate in the event of default.	50,000	–

	September 30,	December 31,
	2012	2011
Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Second Asher Note”), matures on April 12, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.	37,500	–

Unsecured $58,000 convertible promissory note carries an 8% interest rate (“First Asher Note”), matures on February 7, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.	$58,000	$–

Total convertible debenture	183,000	–
Less: unamortized debt discount	(157,003)	–
Convertible debenture	$25,997	$–

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total discounts of $183,000 and $-0- for the variable conversion feature of the convertible debts incurred during the nine months ended September 30, 2012 and year ended December 31, 2011, respectively. The discount will be amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded $25,997 and $-0- of interest expense pursuant to the amortization of the note discounts during the nine months ended September 30, 2012 and 2011, respectively.

The three “Asher” convertible debentures carry default provisions that place a “maximum share amount” on the note holders. The maximum share amount that can be owned as a result of the conversions to common stock by the note holders is 4.99% of the Company’s issued and outstanding shares.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. The Company calculated the fair value of the compound embedded derivatives associated with the convertible debentures utilizing a lattice model.

The Company recorded interest expense in the amount of $3,110 and $-0- for the nine months ended September 30, 2012 and 2011, respectively related to convertible debt.

Note 8 - Short Term Debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Note 8 - Short Term Debt

Short-term debt consists of the following at September 30, 2012 and December 31, 2011:

	September 30	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Accrued interest on the above promissory notes totaled $1,142 and $92 at September 30, 2012 and December 31, 2011, respectively.

The following presents components of interest expense by instrument type at September 30, 2012 and 2011, respectively:

	September 30,	September 30,
	2012	2011
Interest on convertible debentures	$3,110	$–
Amortization on discount on convertible debentures	25,997	–
Amortization on debt issuance costs	1,224
Interest on short term debt	1,050	–
Accounts payable related finance charges	655	835
	$32,036	$835

8a. - Long Term Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
8a. - Long Term Debt
Note 9 - Long Term Debt

Long-term debt consists of the following at December 31, 2011 and December 31, 2010:

	December 31,	December 31,
	2011	2010

8% unsecured convertible debentures, due in September of 2011, convertible into 500,000 shares of common stock at any time prior to maturity based on a conversion price of $0.05 per share. Accrued interest was convertible as well at a conversion price of $0.05 per share.	$-	$25,000
4% unsecured debenture, due June 7, 2012.	35,000	-
Unsecured demand note due to a related party.	-	3,000
Total debt	35,000	28,000
Less: current portion	35,000	28,000
Long-term debt, less current portion	$-	$-

On February 22, 2011 we settled the convertible promissory note in the original principal amount of $25,000 with a payment of $15,000. The note holder forgave the remaining $10,000 of principal and $4,641 of accrued interest.

Accrued interest on the above promissory notes totaled $92 and $4,959 at December 31, 2011 and December 31, 2010, respectively.

Interest expense totaled $1,145 and $3,911 for the years ended December 31, 2011 and 2010, respectively, of which $1,053 and $1,588, respectively, was incurred from credit card finance charges and accounts payable finance charges.

Note 9 - Derivative Liabilities	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 9 - Derivative Liabilities

As discussed in Note 7 under Convertible Debentures, the Company issued convertible notes payable that provide for the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible note is variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recorded current derivative liabilities of $325,671 and $-0- at September 30, 2012 and December 31, 2011, respectively. The change in fair value of the derivative liabilities resulted in a loss of $174,860 and $-0- for the nine months ended September 30, 2012 and 2011, respectively, which has been reported as other income (expense) in the condensed statements of operations.

The following presents the derivative liability value by instrument type at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2012
Convertible debentures	$256,892	$–
Common stock warrants	100,968	–
	$357,860	$–

The following is a summary of changes in the fair market value of the derivative liability during the nine months ended September 30, 2012 and the year ended December 31, 2011:

Derivative Liability Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	261,441
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	32,189
Balance, September 30, 2012	$357,860

Key inputs and assumptions used to value the convertible debentures and warrants issued during the nine months ended September 30, 2012 and the year ended December 31, 2011:

•	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.
•	The warrant exercise prices ranged from $0.15 to $1.00, exercisable over 2 to 3 year periods from the grant date.
•	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.
•	The holders would automatically convert the note at the maximum of 3 times the conversion price if the Company was not in default.
•	The monthly trading volume would reflect historical averages and would increase at 1% per month.
•	The Company would redeem the notes based on availability of alternative financing, increasing 2% monthly to a maximum of 10%.
•	The holder would automatically convert the note at maturity if the registration was effective and the Company was not in default.
•	The computed volatility was projected based on historical volatility.

Note 10 - Changes in Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Note 10 - Changes in Stockholders' Equity (Defict)

Preferred Stock

No preferred shares were issued during the nine months ended September 30, 2012 or 2011.

Common Stock Issuances

On August 28, 2012 the Company granted 200,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 75,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $8,250 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $5,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 150,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $22,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 70,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $10,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 100,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company granted 175,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $8,750 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock to another consultant for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 18, 2012 the Company issued 600,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $42,000 based on the closing price of the Company’s common stock on the date of grant. The Company retained the right to re-purchase the shares for $42,000 during the next six months.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Cancellations

On May 16, 2012 the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s Officers.

Common Stock Option Issuances

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Note 10 -Stockholders' Equity (Deficit)

The Company had 2,000,000 shares of $0.001 par value series A preferred stock authorized and issued and outstanding at December 31, 2011 and 2010, and 10,873,347 shares of $0.001 par value series B preferred stock authorized, 4,349,339 of which, were issued and outstanding as of December 31, 2011 and 2010.

The Company has also authorized 12,126,653 shares of preferred stock that remains undesignated and unissued as of December 31, 2011.

Preferred Stock (2011)
No preferred shares were issued during the year ended December 31, 2011.

Preferred Stock (2010)
On December 17, 2010 the Company sold 4,349,339 shares of $0.001 par value series B convertible preferred stock, along with warrants to purchase an additional 4,349,339 shares of series B convertible preferred stock at $0.41 per share over a three year period from the date of issuance, in exchange for proceeds of $1,000,000. The shares are convertible at the option of the holder beginning six months from the filing date, or May 17, 2011, into shares of common stock at a ratio of one share of series B preferred stock into one share of common stock (1:1). The maximum shares of common stock convertible are to be reserved from the authorized shares.

Common Stock Issuances (2011)
On September 30, 2011, the Company's Board of Directors granted 1,200,000 restricted shares of the Company's common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus, vesting in 1/17th monthly increments over the remaining term of Mr. Heumiller's employment agreement. The total fair value of the common stock was $108,000 based on the closing price of the Company's common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $19,059 of compensation expense during the year ended December 31, 2011. The Company issued 211,765 vested shares on December 30, 2011. The total fair value of the common stock was $18,848 based on the closing price of the Company's common stock on the date of grant. Mr. Heumiller resigned on January 1, 2012 and the remaining unvested shares were forfeited.

On August 26, 2011 the Company's Board of Directors granted the issuance of 100,000 shares of restricted common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 897,500 shares of restricted common stock to the Company's CEO as payment on accrued compensation. The total fair value of the common stock was $71,800 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 35,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,800 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for accounting services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011, the Company's Board of Directors granted 1,000,000 restricted shares of the Company's common stock to an independent contractor as part of an investor relations program that includes developing nine areas of communications to bring awareness to the Company's business, vesting in fifteen monthly increments. The total fair value of the common stock was $80,000 based on the closing price of the Company's common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $21,333 of public relations expense during the year ended December 31, 2011, with the issuance of 66,667 vested shares on September 26, 2011 and 266,667 vested shares on December 30, 2011.

On May 23, 2011 the Company's Board of Directors granted the issuance of 65,000 shares of restricted common stock, along with a cash payment of $10,000 to a consultant to establish a series of events that will provide media content development opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011 the Company's Board of Directors granted the issuance of 65,000 shares of restricted common stock to a consultant to establish a series of events that will provide media content opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011 the Company's Board of Directors granted the issuance of 50,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company's CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company's closing stock price on the date of sale was $0.17 per share. The shares were subsequently issued on July 20, 2011.

On April 18, 2011 the Company's Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $8,500 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 20, 2011.

On February 8, 2011 the Company's Board of Directors issued 35,000 shares of restricted common stock to an independent contractor for video editing services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 50,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $9,500 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 35,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 10,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $1,900 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 15,000 shares of restricted common stock to an independent contractor for video production services provided. The total fair value of the common stock was $2,850 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 90,000 shares of restricted common stock to the Company's major vendor in satisfaction for video production services provided. The total fair value of the common stock was $17,100 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 25,000 shares of free trading common stock to an independent contractor for office support services provided. The total fair value of the common stock was $4,750 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors granted the issuance of 105,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $19,950 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

On February 8, 2011 the Company's Board of Directors granted the issuance of 20,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $3,800 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

Common Stock Issuances (2010)
On October 11, 2010 the Company issued 110,000 shares of common stock, along with warrants to purchase 110,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $16,500.

On October 11, 2010 the Company issued 75,000 shares of common stock, along with warrants to purchase 75,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $11,250.

On October 1, 2010 the Company issued 25,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $6,500 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 25,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $6,500 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 200,000 shares of restricted common stock to a consultant for investor relation services provided. The total fair value of the common stock was $52,000 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 40,000 shares of restricted common stock to a law firm for legal services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 100,000 shares of restricted common stock to its CEO for unpaid compensation. The total fair value of the common stock was $26,000 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 35,000 shares of restricted common stock to an employee for administration services provided. The total fair value of the common stock was $9,100 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 20,000 shares of restricted common stock to an employee for administration services provided. The total fair value of the common stock was $5,200 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 10,000 shares of restricted common stock to an employee for administration services provided. The total fair value of the common stock was $2,600 based on the closing price of the Company's common stock on the date of grant.

On September 27, 2010 the Company issued 35,000 shares of common stock, along with warrants to purchase 35,000 shares at $0.20 per share, exercisable for 36 months to the Company's major vendor in exchange for cash proceeds of $5,250.

On September 16, 2010 the Company issued 35,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $8,400 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 35,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $8,400 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 45,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $10,800 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 75,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $18,000 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 15,000 shares of free trading common stock to a consultant for software programming services provided. The total fair value of the common stock was $3,600 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 35,000 shares of free trading common stock to an employee for administrative services provided. The total fair value of the common stock was $8,400 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $24,000 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 50,000 shares of free trading common stock to a law firm for services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company's common stock on the date of grant.

On September 10, 2010 the Company issued 55,000 shares of common stock, along with warrants to purchase 55,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $8,250.

On August 31, 2010 the Company issued 240,000 shares of common stock, along with warrants to purchase 120,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 120,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $12,000.

On August 25, 2010 the Company granted 100,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $16,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 40,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 75,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 30,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 70,588 shares of restricted common stock to the Company's major vendor as payment on outstanding accounts payable invoices in the total amount of $12,000. The total fair value of the common stock was $14,118 based on the closing price of the Company's common stock on the date of grant, resulting in an additional expense of $2,118.

On July 19, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $20,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for accounting services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 125,000 shares of restricted common stock to its CEO for unpaid compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company's common stock on the date of grant.

On June 11, 2010 the Company issued 5,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $1,100 based on the closing price of the Company's common stock on the date of grant.

On June 11, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company's common stock on the date of grant.

On June 9, 2010 the Company issued 200,000 shares of common stock, along with warrants to purchase 100,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 100,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $10,000. In addition, $7,500 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On June 9, 2010 the Company issued 111,112 shares of common stock, along with warrants to purchase 111,112 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $20,000.

On June 9, 2010 the Company issued 83,334 shares of common stock, along with warrants to purchase 83,334 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $15,000.

On June 9, 2010 the Company issued 27,778 shares of common stock, along with warrants to purchase 27,778 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $5,000.

On June 9, 2010 the Company issued 55,556 shares of common stock, along with warrants to purchase 55,556 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $10,000.

On May 25, 2010 the Company issued 40,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $6,800 based on the closing price of the Company's common stock on the date of grant.

On May 25, 2010 the Company issued 80,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $13,600 based on the closing price of the Company's common stock on the date of grant.

On April 29, 2010 the Company issued 560,000 shares of common stock, along with warrants to purchase 280,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 280,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $28,000. In addition, $16,000 of the proceeds was used to pay for services performed by the vendor.

On April 22, 2010 the Company issued 1,500,000 shares of restricted common stock to a consultant for work related to the production of a television series. The total fair value of the common stock was $150,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 20,000 shares of free trading common stock for legal services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 40,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 25,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 50,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $5,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 175,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $17,500 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 125,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $12,500 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 300,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $30,000 based on the closing price of the Company's common stock on the date of grant.

On April 1, 2010 the Company issued 600,000 shares of common stock, along with warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $30,000. In addition, $15,000 of the proceeds was used to pay for services performed by the vendor.

On March 23, 2010 the Company received $30,000 in exchange for 600,000 shares of common stock, along with warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor. In addition, $21,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On March 11, 2010 the Company issued 400,000 shares of common stock, along with warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000. In addition, $10,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On March 1, 2010 the Company issued 400,000 shares of common stock, along with warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000. In addition, $10,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On March 1, 2010 the Company issued 994,199 shares of restricted common stock to the Company's major vendor as payment on outstanding accounts payable invoices in the total amount of $62,000. The total fair value of the common stock was $49,710 based on the closing price of the Company's common stock on the date of grant, resulting in debt forgiveness of $12,290.

On March 1, 2010 the Company issued 700,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $35,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for accounting services provided. The total fair value of the common stock was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock to the Company's CEO as prepaid compensation for service on the board of directors in 2010. The fair value of the common stock in total was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock to the Company's President of Programming as prepaid compensation for service on the board of directors in 2010 to one of its directors. The fair value of the common stock in total was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock as prepaid compensation for service on the board of directors in 2010. The fair value of the common stock in total was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 75,000 shares of restricted common stock as prepaid compensation for service on the board of directors in 2010 to one of its directors. The fair value of the common stock in total was $3,750 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 400,000 shares of common stock, along with warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000. In addition, $10,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On January 8, 2010 the Company issued 150,000 shares of free trading common stock to a consultant for video production services rendered. The total fair value of the common stock was $9,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 200,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for administrative services provided. The total fair value of the common stock was $3,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for accounting services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 500,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $30,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 67,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $4,020 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 50,000 shares of free trading common stock to an employee for administrative services provided. The total fair value of the common stock was $3,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 25,000 shares of free trading common stock to an employee for administrative services provided. The total fair value of the common stock was $1,500 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

Common Stock Cancellations (2011)
On August 26, 2011 the Company cancelled 1,500,000 shares for non-performance of services.

On August 26, 2011 the Company cancelled 15,000 shares for non-performance of services.

On August 26, 2011 the Company cancelled 75,000 shares for non-performance of services.

Common Stock Cancellations (2010)
On June 11, 2010 the Company cancelled 760,000 shares for non-performance of services.

On January 8, 2010 the Company cancelled 100,000 shares for non-performance of services.

Note 11 - Warrants and Options	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 11 - Warrants and Options

Options Granted

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Warrants Granted

On August 9, 2012 the Company issued warrants to purchase 200,000 shares at $0.18 per share, exercisable for 60 months in exchange for cash proceeds of $50,000 received pursuant to a convertible debenture. The proceeds received were allocated between the debenture and warrants on a relative fair value basis.

On April 20, 2012, the Company granted 120,000 warrants, exercisable at $0.15 per share over a three year period as part of the sale of a unit offering, including the sale of 120,000 shares of common stock, in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 14, 2012 the Company issued warrants to purchase 80,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $8,000 from the Company’s CEO in conjunction with the sale of 80,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012 the Company issued warrants to purchase 250,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $25,000 in conjunction with the sale of 250,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Options and Warrants Cancelled

A total of 2,299,000 options were forfeited and cancelled with the departure of two of the Company’s Directors and one of its Officers during the nine months ended September 30, 2012.

No warrants were cancelled during the nine months ended September 30, 2012.

Options and Warrants Expired

During the nine months ended September 30, 2012, a total of 1,100,000 options and 2,407,780 warrants that were outstanding as of December 31, 2011 expired.

Options Exercised

No options were exercised during the nine months ended September 30, 2012.

Note 12 - Warrants and Options

Common Stock Options and Warrants Granted (2011)
On September 22, 2011, the Company's Board of Directors granted Mr. Chachko common stock options to purchase shares of the Company's common stock over a five year term in the amounts and at the exercise prices set forth below, which vest as follows subject to Mr. Chachko's continued service to the Company:

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275,000 shares at the exercise price of price of $0.11 per share (the per share closing price on the day of grant), vesting in six equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0925, was $25,433;

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225,000 shares at the exercise price of $0.14 per share, vesting in 12 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.914, was $20,568;

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167,000 shares at the exercise price of price of $0.20 per share, vesting in 18 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0894, was $14,926;

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166,000 shares at the exercise price of price of $0.20 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that the exercise of this Option is subject to the Company receiving financing of not less than $1,000,000 within 18 months after the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0880, was $14,614; and

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166,000 shares at the exercise price of price of $0.25 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that this Option is exercisable only if the moving average of the Company's per share price is $0.25 or more for any six-month period after the first six months following the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0857, was $14,233.

The total fair value of the common stock options was $89,774, and was amortized over the vesting periods. The Company recognized $22,043 of compensation expense during the year ended December 31, 2011. Mr. Chachko resigned on January 13, 2012 and the options were forfeited unexercised.

On August 26, 2011, the Company's Board of Directors granted fully vested cashless common stock options to purchase 100,000 shares of the Company's common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $3,871 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 240,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2014 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0419, was $10,062 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 75,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2013 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0304, was $2,277 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 50,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $1,936 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 25,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $968 and was expensed during the year ended December 31, 2011.

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company's CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company's closing stock price on the date of sale was $0.17 per share. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 2, 2011, the Company's Board of Directors granted Mr. Heumiller common stock options to purchase 1,200,000 shares of the Company's common stock at an exercise price of $0.25 per share (the "Option"), vesting in 1/24th monthly increments over the two year term of the employment agreement. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 194% and a call option value of $0.1467, was $175,993, and was amortized over the life of the options. The Company recognized $73,330 of compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options to the Company's CEO as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options to the Company's President of Programming as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

Common Stock Options and Warrants Granted (2010)
On September 27, 2010 the Company issued warrants to purchase 35,000 shares at $0.20 per share, exercisable for 36 months to the Company's major vendor in exchange for cash proceeds of $5,250 in conjunction with the sale of 35,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On September 10, 2010 the Company issued warrants to purchase 55,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $8,250 in conjunction with the sale of 55,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 31, 2010 the Company issued warrants to purchase 120,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 120,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $12,000 in conjunction with the sale of 240,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 19, 2010 the Company granted 1,500,000 cashless stock options as a bonus to the Company's CEO. The options are exercisable until July 18, 2014 at an exercise price of $0.22 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 483% and a call option value of $0.1999, was $299,803 and was expensed during the year ended December 31, 2010.

On June 10, 2010 the Company issued warrants to purchase 100,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 100,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $10,000 in conjunction with the sale of 200,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 111,112 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $20,000 in conjunction with the sale of 111,112 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 83,334 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $15,000 in conjunction with the sale of 83,334 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 27,778 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $50,000 in conjunction with the sale of 27,778 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 55,556 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $10,000 in conjunction with the sale of 55,556 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 29, 2010 the Company issued warrants to purchase 280,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 280,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $28,000 in conjunction with the sale of 560,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 1, 2010 the Company issued warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $30,000 in conjunction with the sale of 600,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 23, 2010 the Company issued warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $30,000 in conjunction with the sale of 600,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 11, 2010 the Company issued warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000 in conjunction with the sale of 400,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 1, 2010 the Company granted 100,000 cashless stock options as prepaid compensation for service on the board of directors in 2010 to the Company's CEO. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $4,942 and was expensed during the year ended December 31, 2010.

On March 1, 2010 the Company granted 100,000 cashless stock options as prepaid compensation for service on the board of directors in 2010 to the Company's President of Programming. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $4,942 and was expensed during the year ended December 31, 2010.

On March 1, 2010 the Company granted 100,000 cashless stock options as compensation for service on the board of directors in 2010 to one of its directors. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $4,942 and was expensed during the year ended December 31, 2010.

On March 1, 2010 the Company granted 75,000 cashless stock options as prepaid compensation for service on the board of directors in 2010 to one of its directors. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $3,706.

On March 1, 2010 the Company issued warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000 in conjunction with the sale of 400,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Options and Warrants Cancelled
No options or warrants were cancelled during the years ended December 31, 2011 and 2010.

Common Stock Options and Warrants Expired (2011)
During the year ended December 31, 2011, a total of 1,075,000 options and 120,000 warrants that were outstanding as of December 31, 2010 expired. The expiration of the options and warrants had no impact on the current period operations.

Common Stock Options and Warrants Expired (2010)
During the year ended December 31, 2010, a total of 1,935,000 options and warrants that were outstanding as of December 31, 2009 expired. The expiration of the options and warrants had no impact on the current period operations.

Common Stock Options Exercised
No options were exercised during the years ended December 31, 2011 and 2010.

The following is a summary of information about the Common Stock Options outstanding at December 31, 2011.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Options	Contractual	Exercise	Options	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.10 - $0.25	9,364,000	1.90 years	$0.19	8,614,000	$0.19

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:
	December 31,	December 31,
	2011	2010

Average risk-free interest rates	0.46%	1.26%
Average expected life (in years)	1.90	2.07
Volatility	197%	441%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company's common stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock options. During 2011 and 2010, there were no options granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of options granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2011 and 2010 was approximately $0.22 and $0.20 per option, respectively.

The following is a summary of activity of outstanding common stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2009	7,160,000	$0.23
Options expired	(1,685,000)	(0.36)
Options cancelled	-	-
Options granted	1,875,000	0.20
Options exercised	-	-

Balance, December 31, 2010	7,350,000	0.19
Options expired	(1,075,000)	(0.19)
Options cancelled	-	-
Options granted	3,089,000	0.22
Options exercised	-	-

Balance, December 31, 2011	9,364,000	$0.19

Exercisable, December 31, 2011	8,614,000	$0.19

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2011.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.15 - $1.00	6,842,345	1.14 years	$0.31	6,842,345	$0.31

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:
	December 31,	December 31,
	2011	2010

Average risk-free interest rates	0.46%	1.26%
Average expected life (in years)	1.90	2.07
Volatility	197%	441%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company's common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During 2011 and 2010, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2011 and 2010 was approximately $0.31 and $0.41 per warrant, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2009	2,670,000	$0.23
Warrants expired	(250,000)	0.30
Warrants cancelled	-	-
Warrants granted	3,552,780	0.33
Warrants exercised	-	-

Balance, December 31, 2010	5,972,780	0.29
Warrants expired	(290,000)	(0.18)
Warrants cancelled	-	-
Warrants granted	869,565	0.41
Warrants exercised	-	-

Balance, December 31, 2011	6,552,345	$0.31

Exercisable, December 31, 2011	6,552,345	$0.31

11a. Series B Preferred Stock Warrants	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
11a. Series B Preferred Stock Warrants
Note 11 - Series B Preferred Stock Warrants

Series B Preferred Stock Warrants Granted
On December 17, 2010 the Company issued warrants to purchase 4,349,339 shares of series B convertible preferred stock at $0.41 per share over a three year period from the date of issuance, in exchange for proceeds of $1,000,000 in conjunction with the sale of 4,349,339 shares of series B convertible preferred stock.

Series B Preferred Stock Warrants Cancelled
No series B preferred stock warrants were cancelled during the years ended December 31, 2011 and 2010.

Series B Preferred Stock Warrants Expired
No series B preferred stock warrants were expired during the years ended December 31, 2011 and 2010.

Series B Preferred Stock Warrants Exercised
No series B preferred stock warrants were exercised during the years ended December 31, 2011 and 2010.

The following is a summary of information about the Series B Preferred Stock Warrants outstanding at December 31, 2011.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.41	4,349,339	2 years	$0.41	-0-	$-0-

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2011	2010

Average risk-free interest rates	0.99%	0.99%
Average expected life (in years)	1.5	1.5
Volatility	429%	429%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company's series B preferred stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion the existing models do not necessarily provide a reliable single measure of the fair value of its series B preferred stock warrants. During 2011 and 2010, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2011 and 2010 was approximately $0.41 per warrant.

The following is a summary of activity of outstanding series B preferred stock warrants:

Weighted
Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2009	-	$-
Options expired	-	-
Options cancelled	-	-
Options granted	4,349,339	0.41
Options exercised	-	-

Balance, December 31, 2010	4,349,339	0.41
Options expired	-	-
Options cancelled	-	-
Options granted	-	-
Options exercised	-	-

Balance, December 31, 2011	4,349,339	$0.41

Exercisable, December 31, 2011	4,349,339	$0.41

11b. Forgiveness of Debt	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
11b. Forgiveness of Debt
Note 13 - Forgiveness of Debt

The Company recognized debt forgiveness in the total amount of $17,115 and $77,057 during the year ended December 31, 2011 and 2010, respectively.

On February 22, 2011 we settled a convertible promissory note in the original principal amount of $25,000 with a payment of $15,000. The note holder forgave the remaining $10,000 of principal and $4,641 of accrued interest. An additional $318 of accrued interest was forgiven from another lender whose principal debt balance was paid in full on December 17, 2010.

On March 1, 2010 we issued a total of 994,199 shares with a fair market value of $49,710 as payment on accounts payable invoices totaling $62,000, resulting in a gain of $12,290.

Note 12 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Note 12 - Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method. FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences.

For the nine months ended September 30, 2012 and the year ended December 31, 2011, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At September 30, 2012, the Company had approximately $13,640,000 of federal net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2025.

The components of the Company’s deferred tax asset are as follows:

	September 30,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$4,774,000	$4,515,000

Net deferred tax assets before valuation allowance	4,774,000	4,515,000
Less: Valuation allowance	(4,774,000)	(4,515,000)
Net deferred tax assets	$–	$–

Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at September 30, 2012 and December 31, 2011, respectively.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	September 30,		December 31,
	2012		2011

Federal and state statutory rate	35%		35%
Change in valuation allowance on deferred tax assets	(35%	)	(35%	)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.

Note 14 - Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method. FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences.

For the years ended December 31, 2011 and 2010, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At December 31, 2011, the Company had approximately $12,899,000 of federal net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2025.

The components of the Company's deferred tax asset are as follows:

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carry forwards	$4,515,000	$4,062,000

Net deferred tax assets before valuation allowance	4,515,000	4,062,000
Less: Valuation allowance	(4,515,000)	(4,062,000)
Net deferred tax assets	$-	$-

Based on the available objective evidence, including the Company's history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2011 and 2010, respectively.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	December 31,
	2011	2010

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.

12a. Operating Lease	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Lease
Note 15 - Operating Lease

The Company leases its office facilities under a month to month, cancelable operating sublease agreement from one of its vendors that provide video production and editing services. The monthly rental amount under the agreement is $4,025. Lease expense totaled $33,615 and $26,000 during 2011 and 2010, respectively.

12b. Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
12b. Commitments
Note 16 - Commitments

On October 10, 2005 the Company entered into a ten-year distribution agreement with Comcast Programming Development, Inc. ("Comcast"), an affiliated entity of Comcast Corporation. Pursuant to the terms of the agreement, Comcast will carry PNTV's Gaming Channel on its Digital VOD Cable Platform, which will provide programming directly related to the gaming industry and targeting the existing approximately $70 billion market. The Company will own and operate 100% of the channel. Pursuant to the agreement, the Company formed a wholly owned subsidiary, Players Network on Demand. Comcast has the option to purchase up to 40% of the common stock in the subsidiary for fair market value beginning on April 10, 2007.

12c. Concentrations in Sales to Few Customers	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
12c. Concentrations in Sales to Few Customers
Note 17 - Concentrations in Sales to Few Customers

The largest two customers accounted for 84% and 39% of revenues for the year ended December 31, 2011 and 2010, respectively, as well as, 100% and 15% of the Company's accounts receivable balance at December 31, 2011 and 2010, respectively. An adverse change in the Company's relationship with these customers could negatively affect the Company's revenues and their results of operations. One of these customers subsequently terminated services as of February 29, 2012, and the other customer has prepaid licensing fees in 2011 for the right to use certain audio/video content through approximately September 30, 2012. We currently have no agreements with them beyond that date.

12d. Company is Dependent on Few Major Suppliers	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
12d. Company is Dependent on Few Major Suppliers
Note 18 - Company is Dependent on Few Major Suppliers

The Company is dependent on third-party vendors for all of its video content production and services. In 2011 and 2010, purchases from the Company's two largest vendors accounted for approximately 54% and 43% of direct operating costs, respectively. The Company is dependent on the ability of its vendors to provide services and content on a timely basis and on favorable pricing terms. The loss of certain suppliers could have a material adverse effect on the Company. The Company believes that its relationships with its suppliers are satisfactory.

Note 13 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Note 13 - Subsequent Events

Convertible Debentures

On November 6, 2012, the Company received net proceeds of $27,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $35,000 that matures on May 6, 2013. Upon an event of default, the face value is convertible into shares of common stock at the discretion of the note holder at a price equal to, the lesser of either (i) 60% of the lowest closing bid price during the twenty (20) trading days immediately preceding the Notice of Conversion or (ii) seven cents ($0.07) per share. On the ninetieth (90th) day following Closing, the Company shall make mandatory monthly payments to the Holder in the amount of one thousand ($1,000) per month. The Company paid a debt issuance cost of $3,000 and 73,000 shares of restricted stock as part of this agreement.

Common Stock Issuances

On November 6, 2012 the Company granted 73,000 shares of restricted common stock as a debt offering cost on the Dutchess Opportunity Fund convertible debt financing. The total fair value of the common stock was $5,110 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted another 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted another 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company issued 150,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company granted 50,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company’s Board of Directors granted the issuance of 250,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $20,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012 the Company’s Board of Directors granted the issuance of 312,500 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

Investments

On November 1, 2012, the Company elected to convert a Note Receivable in the amount of $22,477, consisting of $20,000 of principal and $2,477 of interest receivable in exchange for an additional 7.5% ownership interest in iCandy, Inc. (“ICI”), and 7.5% interest in iCandy Burlesque, Inc. (“ICB”). The conversion results in a total ownership of 17.5% in both entities as of November 1, 2012. Both, the investments and the note receivable were written off as impaired at December 31, 2011 due to valuation and collectability uncertainties.

Note 19 - Subsequent Events

Officer and Director Departures
On January 13, 2012, Paul Chachko resigned as Chairman of the Board of Directors and Mark Bradley resumed the position.

On January 18, 2012, Merrill Brown resigned as Director.

On March 12, 2012, Peter Heumiller resigned as President and COO.

Common Stock Issuances
On March 31, 2012, the Company issued 266,667 shares of common stock on the vested portion of 1,000,000 previously granted restricted shares of the Company's common stock to an independent contractor as part of an investor relations program that includes developing nine areas of communications to bring awareness to the Company's business. The shares vest over fifteen monthly increments.

On February 29, 2012 the Company issued 650,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company issued 500,000 shares of common stock to its President of Programming for unpaid compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On February 29, 2012 the Company issued 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants pursuant to a unit offering in exchange for proceeds of $8,000 to the Company's CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants pursuant to a unit offering in exchange for proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Option Issuances
On February 29, 2012 the Company's Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company's Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Note 1 - Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

Note 1 – Basis of Presentation

The interim condensed financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to not make the information presented misleading.

These statements reflect all adjustments, which in the opinion of management, are necessary for fair presentation of the information contained therein. Except as otherwise disclosed, all such adjustments are of a normal recurring nature. It is suggested that these interim condensed financial statements be read in conjunction with the financial statements of the Company for the year ended December 31, 2011 and notes thereto included in the Company's 10-K annual report. The Company follows the same accounting policies in the preparation of interim reports.

Reclassifications	Reclassifications Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein. The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments. The Company had no other items that required fair value measurement on a recurring basis.

Cost Method of Accounting for Investments

Cost Method of Accounting for Investments

Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company’s share of the earnings or losses of such Investee companies is not included in the Balance Sheet or Statement of Operations. However, impairment charges are recognized in the Statement of Operations. If circumstances suggest that the value of the Investee Company has subsequently recovered, such recovery is not recorded. Impairment analysis on our investments which are accounted for on the cost method of accounting resulted in complete impairment at December 31, 2011.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from its internet television platform from internally generated products and from partnered merchants when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. These criteria are met when the customers purchase a product or access a web-based video, the product or web-based video has been electronically delivered to the purchaser and payment has been received. At that time, the Company's obligations to the customer is substantially complete. The Company records the net amount it retains from the sale of items from its internet television platform after paying any agreed upon percentage of the purchase price to the featured advertising merchant excluding any applicable taxes. Revenue is recorded on a net basis because the Company is acting as an agent of the partnered merchant in the transaction. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Network revenue consists of monthly network broadcast subscription revenue, which is recognized over the period in which the subscription service is available. Broadcast television advertising revenue is recognized when advertisements are aired. Video production revenue is recognized as digital video film is completed and accepted by the customer and collection is reasonably assured.

Revenue from the distribution of domestic television series is recognized as earned using the following criteria:

Derivative Liability

Derivative Liability

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date. We analyzed the derivative financial instruments (the Convertible Note and tainted Warrant), in accordance with ASC 815. The objective is to provide guidance for determining whether an equity-linked financial instrument is indexed to an entity’s own stock. This determination is needed for a scope exception which would enable a derivative instrument to be accounted for under the accrual method. The classification of a non-derivative instrument that falls within the scope of ASC 815-40-05 “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock” also hinges on whether the instrument is indexed to an entity’s own stock. A non-derivative instrument that is not indexed to an entity’s own stock cannot be classified as equity and must be accounted for as a liability. There is a two-step approach in determining whether an instrument or embedded feature is indexed to an entity’s own stock. First, the instrument's contingent exercise provisions, if any, must be evaluated, followed by an evaluation of the instrument's settlement provisions. The Company utilized multinomial lattice models that value the derivative liability within the notes based on a probability weighted discounted cash flow model. The Company utilized the fair value standard set forth by the Financial Accounting Standards Board, defined as the amount at which the assets (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Deferred Television Costs

Deferred Television Costs

Deferred television costs as of September 30, 2012, included direct production and development costs stated at the lower of cost or net realizable value based on anticipated revenue. Production overhead is not included as the Company outsources its production costs to third party vendors. Capitalized television production costs for each pilot episode are to be expensed as revenues are recognized upon delivery and acceptance of the completed pilot episodes using the individual-film-forecast-computation method for each television show produced. The Company has not recognized revenues from the creation of these pilot episodes yet. Accordingly, no production costs have been expensed as of September 30, 2012.

Deferred television costs consist of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
Development and pre-production costs	$20,000	$–
In-production	83,476	–
Post production	58,525	–
Total deferred television costs	$162,001	$–

Due to practical limitations applicable to monetizing our developed content over On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has expensed production costs related to the development of our On-Demand and internet-based content as incurred.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

Note 10 - Changes in Stockholders' Equity (Deficit) (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Preferred Stock	Preferred Stock No preferred shares were issued during the nine months ended September 30, 2012 or 2011.
Common Stock Issuances

Common Stock Issuances

On August 28, 2012 the Company granted 200,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 75,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $8,250 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $5,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 150,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $22,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 70,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $10,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 100,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

 On April 30, 2012 the Company granted 175,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $8,750 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock to another consultant for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 18, 2012 the Company issued 600,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $42,000 based on the closing price of the Company’s common stock on the date of grant. The Company retained the right to re-purchase the shares for $42,000 during the next six months.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Cancellations	Common Stock Cancellations On May 16, 2012 the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s Officers.
Common Stock Option Issuances

Common Stock Option Issuances

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Note 11 - Warrants and Options (Policies)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Granted

Options Granted

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Warrants Granted

Warrants Granted

On August 9, 2012 the Company issued warrants to purchase 200,000 shares at $0.18 per share, exercisable for 60 months in exchange for cash proceeds of $50,000 received pursuant to a convertible debenture. The proceeds received were allocated between the debenture and warrants on a relative fair value basis.

On April 20, 2012, the Company granted 120,000 warrants, exercisable at $0.15 per share over a three year period as part of the sale of a unit offering, including the sale of 120,000 shares of common stock, in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 14, 2012 the Company issued warrants to purchase 80,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $8,000 from the Company’s CEO in conjunction with the sale of 80,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012 the Company issued warrants to purchase 250,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $25,000 in conjunction with the sale of 250,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Options and Warrants Cancelled

Options and Warrants Cancelled

A total of 2,299,000 options were forfeited and cancelled with the departure of two of the Company’s Directors and one of its Officers during the nine months ended September 30, 2012.

No warrants were cancelled during the nine months ended September 30, 2012.

Options and Warrants Expired	Options and Warrants Expired During the nine months ended September 30, 2012, a total of 1,100,000 options and 2,407,780 warrants that were outstanding as of December 31, 2011 expired.
Options Exercised	Options Exercised No options were exercised during the nine months ended September 30, 2012.

Note 1 - Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Deferred revenues
	September 30,	December 31,
	2012	2011
Deferred revenues on television pilot episodes	$205,000	$55,000
Deferred revenues on audio/video content licensing	-	37,405
Total deferred revenues	$205,000	$92,405

Deferred television costs
	September 30,	December 31,
	2012	2011
Development and pre-production costs	$20,000	$–
In-production	83,476	–
Post production	58,525	–
Total deferred television costs	$162,001	$–

Note 4 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Valuation of financial instruments at fair value on a non-recurring basis

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of September 30, 2012 and December 31, 2011:

	Fair Value Measurements at September 30, 2012
	Level 1	Level 2	Level 3
Assets
None	$–	$–	$–
Total assets	–	–	–
Liabilities
Convertible debentures, net of discounts of $157,003	–	–	25,997
Short term debt	–	35,000	–
Derivative liability	–	–	357,860
Total liabilities	–	35,000	383,857
	$–	$(35,000)	$(383,857)

Fair Value Measurements at December 31, 2011
	Level 1	Level 2	Level 3
Assets
None	$–	$–	$–
Total assets	–	–	–
Liabilities
None	–	–	–
Total liabilities	–	–	–
	$–	$–	$–

Note 5 - Fixed Assets (Tables)	9 Months Ended
Sep. 30, 2012
Note 5 - Fixed Assets Tables
Fixed assets

Fixed assets consist of the following:

	September 30,	December 31
	2012	2011
Computers and office equipment	$15,627	$24,449
Website development costs	99,880	99,880
Total Fixed Assets	115,507	124,329
Less accumulated depreciation	(24,067)	(10,768)
	$91,440	$113,561

Note 6 - Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accrued Expenses
	September 30,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	51,160	60,357
Accrued Payroll and Payroll Taxes	136,738	135,234
Accrued Interest	4,252	92
	$205,650	$209,183

Note 7 - Convertible Debentures (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Convertible Debentures

Convertible debentures consist of the following at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2011
Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Third Asher Note”), matures on June 10, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.	$37,500	$–

Unsecured $50,000 convertible promissory note carries an 8% interest rate (“Continental Note”), matures on May 31, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to seventy percent (70%) of the average of the three lowest reported daily sale or daily closing bid prices (whichever is the lower) for the Company’s common stock as reported on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded) during the thirty (30) trading days immediately preceding the Conversion Date, subject to adjustment as provided herein (including, without limitation, adjustment pursuant to Section 6), or a fixed conversion price of $0.001 per share, whichever is greater. Interest shall be due and payable, in arrears, on the last day of each month while any portion of the Principal Amount remains outstanding. The note carries a twenty two percent (16%) interest rate in the event of default.	50,000	–

	September 30,	December 31,
	2012	2011
Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Second Asher Note”), matures on April 12, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.	37,500	–

Unsecured $58,000 convertible promissory note carries an 8% interest rate (“First Asher Note”), matures on February 7, 2013. The principal is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.	$58,000	$–

Total convertible debenture	183,000	–
Less: unamortized debt discount	(157,003)	–
Convertible debenture	$25,997	$–

Note 8 - Short Term Debt (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Short-term debt
	September 30	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Interest expense by instrument
	September 30,	September 30,
	2012	2011
Interest on convertible debentures	$3,110	$–
Amortization on discount on convertible debentures	25,997	–
Amortization on debt issuance costs	1,224
Interest on short term debt	1,050	–
Accounts payable related finance charges	655	835
	$32,036	$835

Note 9 - Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability value

The following presents the derivative liability value by instrument type at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2012
Convertible debentures	$256,892	$–
Common stock warrants	100,968	–
	$357,860	$–

Fair market value of the derivative liability

The following is a summary of changes in the fair market value of the derivative liability during the nine months ended September 30, 2012 and the year ended December 31, 2011:

Derivative Liability Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	261,441
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	32,189
Balance, September 30, 2012	$357,860

Note 12 - Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Reconciliation income tax benefit
	September 30,		December 31,
	2012		2011

Federal and state statutory rate	35%		35%
Change in valuation allowance on deferred tax assets	(35%	)	(35%	)

Note 1 - Basis of Presentation Deferred Revenues (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred revenues
Total deferred revenues	$ 205,000	$ 92,405
Deferred revenues on television pilot episodes
Deferred revenues
Total deferred revenues	205,000	55,000
Deferred revenues on audio and video content licensing
Deferred revenues
Total deferred revenues	$ 0	$ 37,405

Note 1 - Basis of Presentation Deferred Television Costs (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred television costs
Development and pre-production costs	$ 20,000
In-production	83,476
Post production	58,525
Total deferred television costs	$ 162,001

Note 2 - Going Concern (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 2 - Going Concern Details Narrative
Accumulated deficit	$ (21,621,137)	$ (20,731,928)	$ (19,550,447)
Current liabilities exceeded current assets (Working Capital)	1,241,013
Total liabilities exceeded its total assets	$ 1,144,297

Note 3 - Related Party (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Note 3 - Related Party Details Narrative
Officer compensation expense	$ 85,450	$ 142,974	$ 256,350	$ 334,038	$ 477,854	$ 507,220
Balance Owed to officers	$ 51,160	$ 68,007	$ 51,160	$ 68,007	$ 60,357

Note 4 - Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Assets
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Derivative liability
Total Liabilities
Other
Fair Value Inputs Level 1 Fair Value Measurements Nonrecurring
Assets
None
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Derivative liability
Total Liabilities
Other
Fair Value Inputs Level 2 Fair Value Measurements Nonrecurring
Assets
None
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Short term debt	35,000
Derivative liability
Total Liabilities	35,000
Other	(35,000)
Fair Value Inputs Level 3 Fair Value Measurements Nonrecurring
Assets
None
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003	25,997
Derivative liability	357,860
Total Liabilities	383,857
Other	$ (383,857)

Note 5 - Fixed Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed assets
Computers and office equipment	$ 15,627	$ 24,449
Website development costs	99,880	99,880
Total Fixed Assets	115,507	124,329
Less accumulated depreciation	(24,067)	(10,768)
Fixed assets, net	$ 91,440	$ 113,561	$ 463

Note 5 - Fixed Assets (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets
Realized a gain on sale of assets	$ 0	$ 0	$ 5,250	$ 0
Proceeds from sale of fixed assets			10,162	0
Sale of fixed assets, Combined carrying value	4,912		4,912
Depreciation expense	$ 5,736	$ 1,306	$ 17,209	$ 2,420	$ 8,725	$ 610

Note 6 - Accrued Expenses (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Accrued expenses
Customer Deposits	$ 13,500	$ 13,500
Accrued Payroll, Officers	51,160	60,357	68,007
Accrued Payroll and Payroll Taxes	136,738	135,234
Accrued Interest	4,252	92
Accrued expenses	$ 205,650	$ 209,183		$ 417,759

Note 7 - Convertible Debentures (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Convertible debenture total	$ 183,000
Unamortized debt discount	(157,003)	0
Convertible debenture current portion	25,997
Third Asher Note
Convertible debenture total	37,500
Continental Note
Convertible debenture total	50,000
Second Asher Note
Convertible debenture total	37,500
First Asher note
Convertible debenture total	$ 58,000

Note 7 - Convertible Debentures (Details Narratives) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Note 7 - Convertible Debentures Details Narratives
Discounts on variable conversion feature	$ 183,000
Interest expense pursuant to the amortization	25,997
Interest expense on convertible debt	$ 3,110	$ 0

Note 8 - Short Term Debt (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Note 8 - Short Term Debt Details
Short term debt-currently in default	$ 35,000	$ 35,000

Note 8 - Short Term Debt (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components of interest expense by instrument type
Interest on convertible debentures			$ 3,110	$ 0
Amortization on discount on convertible debenture			25,997
Amortization on debt issuance costs			1,224
Interest on short term debt			1,050
Accounts payable related finance charges			655	835
Interest expense	$ 24,134	$ 253	$ 32,036	$ 835	$ 1,145	$ 3,911

Note 9 - Derivative Liabilities (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Derivative Liabilities [Abstract]
Convertible debentures	$ 256,892
Common Stock Warrants	100,968
Derivative Liabilities	$ 357,860

Note 9 - Derivative Liabilities (Details 1) (USD $)	9 Months Ended
Sep. 30, 2012
Summary of changes in the fair market value of the derivative liability
Derivative liability - beginning balance
Increase in derivative value due to issuances of convertible promissory notes	261,441
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	32,189
Derivative liability - ending balance	$ 357,860

Note 9 - Derivative Liabilities (Details Narratives) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Derivative Liabilities [Abstract]
Fair Value	$ 357,860
Loss from change in fair value of derivative liabilities	$ 275,787	$ 0

Note 11 - Warrants and Options (Details Narratives)	9 Months Ended
Sep. 30, 2012
Warrants and Options
Warrants cancelled	2,299,000
Options expired	1,100,000
Warrants expired	2,407,780

Note 12 - Income Taxes (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 4,774,000	$ 4,515,000
Net deferred tax assets before valuation allowance	4,774,000	4,515,000
Less: Valuation allowance	(4,774,000)	(4,515,000)
Net deferred tax assets

Note 12 - Income Taxes (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Reconciliation between amounts of income tax benefit
Federal and state statutory rate	35.00%	35.00%
Change in valuation allowance on deferred tax assets	(35.00%)	(35.00%)

Note 12 - Income Taxes (Details Narratives) (USD $)	Sep. 30, 2012
Note 12 - Income Taxes Details Narratives
Federal net operating losses	$ 13,740,000